Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024